UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:  811-22668

ETF Series Solutions
_______________________________________
 (Exact name of registrant as specified in charter)

615 East Michigan Street
 Milwaukee, WI 53202
_______________________________________
 (Address of principal executive offices) (Zip code)

Paul Fearday, President
ETF Series Solutions
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 4th Floor
Milwaukee, Wisconsin 53202
_______________________________________
 (Name and address of agent for service)

(414) 765-5346
_________________________________________________
Registrant’s telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  May 31, 2016

Item 1. Schedule of Investments.

	Loncar Cancer Immunotherapy ETF
	Schedule of Investments
	May 31, 2016 (Unaudited)
Shares	Security Description	Value

	COMMON STOCKS - 99.9%
	Biotechnology - 1.9%
48,236	NantKwest, Inc. (a)	$367,558
	Drugs and Druggists’ Sundries Merchant Wholesalers - 5.5%
23,344	Atara Biotherapeutics, Inc. (a)	422,760
79,363	ZIOPHARM Oncology, Inc. (a)	618,238
		1,040,998
	Pharmaceutical and Medicine Manufacturing - 64.3%
76,179	Adaptimmune Therapeutics plc - ADR (a)	783,882
26,317	Aduro Biotech, Inc. (a)	323,436
73,553	Advaxis, Inc. (a)	681,101
171,294	Agenus, Inc. (a)	722,861
23,499	AstraZeneca plc - ADR	697,920
41,943	Bellicum Pharmaceuticals, Inc. (a)	489,475
11,206	Bristol-Myers Squibb Company	803,470
6,859	Celgene Corporation (a)	723,762
53,815	Celldex Therapeutics, Inc. (a)	246,473
7,878	Celyad S.A. - ADR (a)	425,727
39,376	CytomX Therapeutics, Inc. (a)	425,261
19,196	Five Prime Therapeutics, Inc. (a)	877,641
114,183	Inovio Pharmaceuticals, Inc. (a)	1,292,551
10,915	Kite Pharma, Inc. (a)	559,394
94,250	Lion Biotechnologies, Inc. (a)	556,075
14,457	Merck & Company, Inc.	813,351
21,662	NewLink Genetics Corporation (a)	254,095
9,301	Novartis AG - ADR	739,522
23,752	Pfizer, Inc.	824,194
		12,240,191
	Scientific Research and Development Services - 28.2%
4,757	Amgen, Inc.	751,368
12,232	Bluebird Bio, Inc. (a)	553,498
26,597	Cellectis S.A. - ADR (a)	871,850
39,257	Immune Design Corporation (a)	492,675
6,942	Incyte Corporation (a)	585,974
16,552	Juno Therapeutics, Inc. (a)	718,854
24,395	MacroGenics, Inc. (a)	623,536
53,795	Xencor, Inc. (a)	760,123
		5,357,878
	TOTAL COMMON STOCKS (Cost $21,754,464)	19,006,625

	SHORT-TERM INVESTMENTS - 0.1%
15,634	Short Term Investment Trust Liquid Assets Portfolio - Institutional Class, 0.44% *	15,634
	TOTAL SHORT-TERM INVESTMENTS (Cost $15,634)	15,634

	Total Investments - 100.0% (Cost $21,770,098)	19,022,259
	Other Assets in Excess of Liabilities - 0.0%+	112
	NET ASSETS - 100.0%	$19,022,371

Percentages are stated as a percent of net assets

(a)	Non-income producing security.
ADR	American Depository Receipt
*	Rate shown is the annualized seven-day yield as of May 31, 2016
+	Amount is less than 0.05%

Since the fund does not have a full fiscal year, the tax cost of investments is the same as noted in Schedule of Investments.

Summary of Fair Value Disclosure at May 31, 2016 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Generally accepted accounting principals in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2016:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$19,006,625	$-	$-	$19,006,625
Short-term Investments	15,634	-	-	15,634
Total Investments in Securities	$19,022,259	$-	$-	$19,022,259
________________________________________________________________________________
^See Schedule of Investments for breakout of investments by industry classification.

Transfers between levels are recognized at the end of the reporting period. During the period ended May 31, 2016, the Fund did not recognize any transfers to or from Levels 1, 2, or 3.

Item 2. Controls and Procedures.
(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ETF Series Solutions

By (Signature and Title)          /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date              7/20/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date              7/20/16

By (Signature and Title)*        /s/ Kristen M Weitzel
Kristen M Weitzel, Treasurer (principal financial officer)

Date              7/20/16

* Print the name and title of each signing officer under his or her signature.